Operating Leases	6 Months Ended
Oct. 31, 2025
Operating Leases [Abstract]
Operating leases

Note 15 – Operating leases

The Company entered into an operating lease agreement for office space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

Rent expenses for the six months ended October 31, 2024 and 2025 was JPY4,177,500 and JPY4,177,500 (USD 27,118), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of October 31, 2025 is as follows:

	Operating Leases
	JPY	USD
Remainder of 2026	4,177,500	27,118
2027	8,355,000	54,236
2028	2,785,000	18,079
Total lease payment	15,317,500	99,433
Less imputed interest	(403,457)	(2,620)
Present value of operating lease liabilities	14,914,043	96,813
Less: current obligation	(8,040,067)	(52,191)
Long-term obligation on October 31, 2025	6,873,976	44,622

Supplemental disclosure related to operating leases were as follows:

	For the six months ended October 31, 2025
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities	(Unaudited)	(Unaudited)
Operating cash flows for operating leases	4,177,500	27,118
Weighted average remaining lease term of operating leases	1.92 years
Weighted average discount rate of operating leases	2.8%